united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value

	COMMON STOCK - 88.5%
	AUTO MANUFACTURERS - 0.6%
40,000	Tesla Motors, Inc. *	$ 8,161,200

	AUTO PARTS & EQUIPMENT - 12.0%
440,000	BorgWarner, Inc.	15,479,200
7,142,857	Car Charging Group, Inc. *^+#	1,791,874
439,000	Lear Corp.	53,215,580
726,300	Magna International, Inc.	31,194,585
873,800	Mobileye NV *	37,197,666
255,600	WABCO Holdings, Inc. *	29,018,268
		167,897,173
	BIOTECHNOLOGY - 14.5%
300,000	Acceleron Pharma, Inc. *	10,857,000
95,000	Applied Genetic Technologies Corp. *	929,100
417,800	Bluebird Bio, Inc. *	28,318,484
400,000	Celgene Corp. *	41,812,000
815,200	Five Prime Therapeutics, Inc. *	42,789,848
340,000	Loxo Oncology, Inc. *	8,901,200
472,800	MacroGenics, Inc. *	14,141,448
1,449,700	Novavax, Inc. *	3,015,376
640,206	Seattle Genetics, Inc. *	34,577,526
441,400	Stemline Therapeutics, Inc. *	4,780,362
1,203,500	Veracyte, Inc. *	9,158,635
102,500	WaVe Life Sciences, Ltd. *	3,328,175
		202,609,154
	BUILDING MATERIALS - 0.9%
202,700	Masonite International Corp. *	12,601,859

	COMMERCIAL SERVICES - 8.0%
900,000	KAR Auction Services, Inc.	38,844,000
704,100	Macquarie Infrastructure Corp.	58,609,284
490,000	Rollins, Inc.	14,347,200
		111,800,484
	DISTRIBUTION/WHOLESALE - 0.9%
90,000	Watsco, Inc.	12,681,000

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
428,600	Aircastle, Ltd.	8,511,996

	ELECTRIC - 4.0%
1,380,700	8Point3 Energy Partners LP	19,882,080
895,000	Atlantica Yield plc	17,013,950
500,000	Calpine Corp. *	6,320,000
276,959	Ormat Technologies, Inc.	13,407,585
		56,623,615
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
80,000	Acuity Brands, Inc.	21,168,000

	ELECTRONICS - 1.4%
295,000	Arrow Electronics, Inc. *	18,871,150

	ENERGY-ALTERNATE SOURCES - 2.6%
650,000	NextEra Energy Partners LP	18,180,500
835,000	Pattern Energy Group, Inc.	18,779,150
		36,959,650
Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value

	FOOD - 1.9%
3,832,600	SunOpta, Inc. *	$ 27,058,156

	HAND/MACHINE TOOLS - 1.0%
90,000	Snap-on, Inc.	13,676,400

	INTERNET - 4.4%
205,000	Palo Alto Networks, Inc. *	32,662,650
385,000	Proofpoint, Inc. *	28,817,250
		61,479,900
	IRON/STEEL - 2.3%
1,275,000	Steel Dynamics, Inc.	31,862,250

	MACHINERY - DIVERSIFIED - 2.0%
350,000	Wabtec Corp.	28,577,500

	PHARMACEUTICALS - 6.6%
711,400	AbbVie, Inc.	44,867,998
221,100	ACADIA Pharmaceuticals, Inc. *	7,033,191
225,800	Agios Pharmaceuticals, Inc. *	11,926,756
1,060,000	Collegium Pharmaceutical, Inc. *	20,415,600
122,526	Collegium Pharmaceutical, Inc. *	2,359,849
921,151	ESSA Pharma, Inc. *^#+	2,312,946
1,458,333	ESSA Pharma, Inc. *^#+	3,661,772
616,300	Zosano Pharma Corp. *	468,388
		93,046,500
	RETAIL - 3.2%
620,000	Lowe's Cos., Inc.	44,770,200

	SEMICONDUCTORS - 10.9%
200,000	ASML Holding NV	21,916,000
500,000	Cirrus Logic, Inc. *	26,575,000
799,100	Inphi Corp. *	34,768,841
1,046,700	Integrated Device Technology, Inc. *	24,178,770
485,000	Lam Research Corp.	45,934,350
		153,372,961
	SOFTWARE - 5.4%
150,000	athenahealth, Inc. *	18,918,000
550,000	CyberArk Software, Ltd. *	27,263,500
500,000	Splunk, Inc. *	29,340,000
		75,521,500
	TRANSPORTATION - 3.8%
15,000	Old Dominion Freight Line, Inc. *	1,029,150
1,420,000	XPO Logistics, Inc. *	52,071,400
		53,100,550
	TOTAL COMMON STOCK (Cost $1,094,622,795)	1,240,351,198

	PREFERRED STOCK - 0.6%
	AUTO PARTS & EQUIPMENT - 0.4%
70,595	Car Charging Group, Inc. - Series C *^+#	3,388,556
39,453	Car Charging Group, Inc. - Series C *^+#	1,893,760
		5,282,316
	PHARMACEUTICALS - 0.2%
3,062,500	Entasis Therapeutics *#+!	2,909,375

	TOTAL PREFERRED STOCK (Cost $11,539,817)	8,191,691

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value

	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $0.70, 10/11/2018 *^#+	$ 2,843
7,142,858	Car Charging Group, Inc., $0.70, 12/23/2019 *^#+	1,896
2,618,997	Car Charging Group, Inc., $0.70, 10/13/2020 *^#+	1,766
3,017,047	Car Charging Group, Inc., $0.70, 3/11/2021 *^#+	2,907
1,318,889	Car Charging Group, Inc., $1.00, 7/23/2020 *^#+	710
	TOTAL WARRANTS (Cost $26,845)	10,122

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.3%
300,000	Crown Castle International Corp.	28,263,000
80,000	Extra Space Storage, Inc.	6,352,800
467,667	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,929,378
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $37,242,748)	45,545,178

	SHORT-TERM INVESTMENTS - 7.7%
108,170,556	Federated Institutional Prime Obligations Fund, 0.38% ** (Cost $108,170,556)	108,170,556

	TOTAL INVESTMENTS - 100.1% (Cost $1,251,602,761)(a)	$ 1,402,268,745
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(834,902)
	TOTAL NET ASSETS - 100.0%	$ 1,401,433,843

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2016.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
+ Fair valued security. As of September 30, 2016 fair valued securities had a market value of $15,968,405 and represented 1.1% of Total Net Assets.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,247,999,919 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 212,726,015
	Unrealized depreciation	(58,457,189)
	Net unrealized appreciation	$ 154,268,826

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value

	COMMON STOCK - 94.3%
	BIOTECHNOLOGY - 48.9%
128,900	Acceleron Pharma, Inc. *	$ 4,664,891
90,000	Alnylam Pharmaceuticals, Inc. *	6,100,200
184,100	Applied Genetic Technologies Corp. *	1,800,498
225,000	Audentes Therapeutics, Inc. *	4,007,250
75,000	BioMarin Pharmaceutical Inc. *	6,939,000
121,700	Bluebird Bio, Inc. *	8,248,826
265,000	Blueprint Medicines Corp. *	7,870,500
75,300	Celgene Corp. *	7,871,109
145,000	Coherus Biosciences, Inc. *	3,883,100
150,000	CytomX Therapeutics, Inc. *	2,352,000
250,000	Dynavax Technologies Corp. *	2,622,500
275,000	Epizyme, Inc. *	2,706,000
200,000	Five Prime Therapeutics, Inc. *	10,498,000
40,000	Incyte Corp. *	3,771,600
90,000	Juno Therapeutics, Inc. *	2,700,900
148,600	Kite Pharma, Inc. *	8,300,796
400,000	Loxo Oncology, Inc. *	10,472,000
253,000	MacroGenics, Inc. *	7,567,230
730,000	Novavax, Inc. *	1,518,400
190,000	OncoMed Pharmaceuticals, Inc. *	2,171,700
120,000	Prothena Corp. PLC *	7,196,400
170,000	Sage Therapeutics, Inc. *	7,828,500
195,300	Seattle Genetics, Inc. *	10,548,153
150,000	Spark Therapeutics, Inc. *	9,009,000
410,000	Stemline Therapeutics, Inc. *	4,440,300
87,400	Ultragenyx Pharmaceutical, Inc. *	6,200,156
1,048,500	Veracyte, Inc. *	7,979,085
34,600	Vertex Pharmaceuticals, Inc. *	3,017,466
277,500	WaVe Life Sciences, Ltd. *	9,010,425
		171,295,985
	HEALTHCARE-PRODUCTS - 3.8%
306,200	Accuray, Inc. *	1,950,494
180,000	AtriCure, Inc. *	2,847,600
75,000	Natus Medical, Inc. *	2,946,750
110,000	Repligen Corp. *	3,320,900
275,000	Tandem Diabetes Care, Inc. *	2,106,500
		13,172,244
Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value

	PHARMACEUTICALS - 35.8%
110,000	AbbVie, Inc.	$ 6,937,700
113,600	ACADIA Pharmaceuticals, Inc. *	3,613,616
140,000	Aclaris Therapeutics, Inc. *	3,585,400
75,000	Agios Pharmaceuticals, Inc. *	3,961,500
184,900	Cempra, Inc. *	4,474,580
264,000	Cidara Therapeutics, Inc. *	3,022,800
582,700	Colegium Pharmaceutical, Inc. *	11,222,802
245,052	Collegium Pharmaceutical, Inc. *	4,719,700
249,600	DBV Technologies SA *	9,067,968
377,000	Dicerna Pharmaceuticals, Inc. *	2,216,760
131,593	ESSA Pharma, Inc. *^+	330,421
208,333	ESSA Pharma, Inc. *^+	523,110
52,000	Galapagos NV *	3,362,320
165,000	Global Blood Therapeutics, Inc. *	3,803,250
63,500	GW Pharmaceuticals PLC *	8,428,355
180,000	Immune Design Corp. *	1,364,400
125,000	Neurocrine Biosciences, Inc. *	6,330,000
220,000	Proteostasis Therapeutics, Inc. *	3,429,800
178,200	Seres Therapeutics, Inc. *	2,190,078
445,000	Supernus Pharmaceuticals, Inc. *	11,004,850
150,000	Syros Pharmaceuticals, Inc. *	2,080,500
75,000	TESARO, Inc. *	7,518,000
600,000	Tetraphase Pharmaceutical *	2,298,000
537,600	TG Therapeutics, Inc. *	4,161,024
517,700	Tracon Pharmaceuticals, Inc. *	3,499,652
300,000	Voyager Therapeutics, Inc. *	3,603,000
344,000	Xencor, Inc. *	8,424,560
272,000	Zosano Pharma Corp. *	206,720
		125,380,866
	SOFTWARE - 5.8%
51,200	athenahealth, Inc. *	6,457,344
1,708,600	Caslight Health, Inc. *	7,107,776
108,200	Cerner Corp. *	6,681,350
		20,246,470
	TOTAL COMMON STOCK (Cost $312,716,343)	330,095,565

	PREFERRED STOCK - 0.1%
	PHARMACEUTICALS - 0.1%
437,500	Entasis Therapeutics *+! (Cost $437,500)	415,625

	SHORT-TERM INVESTMENTS - 5.7%
20,147,680	Federated Institutional Prime Obligations Fund, 0.38% ** (Cost $20,147,680)	20,147,680

	TOTAL INVESTMENTS - 100.1% (Cost $333,301,523)(a)	$ 350,658,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(469,224)
	TOTAL NET ASSETS - 100.0%	$ 350,189,646

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2016.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of September 30, 2016 fair valued securities had a market value of $1,269,155 and represented 0.4% of Total Net Assets.
! Private investment.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $334,248,404 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 63,443,006
	Unrealized depreciation	(47,032,540)
	Net unrealized appreciation	$ 16,410,466

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value

	COMMON STOCK - 39.3%
	AGRICULTURE - 0.9%
8,500	Bunge Ltd.	$ 503,455

	AUTO MANUFACTURERS - 2.4%
31,500	Honda Motor Co., Ltd.	910,980
15,000	New Flyer Industries, Inc.	465,000
		1,375,980
	AUTO PARTS & EQUIPMENT - 3.1%
40,000	Cie Generale des Etablissement Michelin - ADR	882,400
21,500	Magna International, Inc.	923,425
		1,805,825
	BANKS - 1.5%
12,500	First Hawaiian, Inc.	335,750
16,800	Nordea Bank - ADR	165,144
15,400	Westpac Banking Corp. - ADR	350,196
		851,090
	COMMERCIAL SERVICES - 3.1%
60,000	Atlantia SpA - ADR	754,800
12,600	Macquarie Infrastructure Corp. +	1,048,824
		1,803,624
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
65,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,519,050

	ELECTRIC - 6.2%
18,500	Atlantica Yield plc	351,685
22,000	Energias de Portugal - ADR	739,530
18,000	Hydro One Limited	358,380
60,000	NRG Yield, Inc.	1,017,600
26,000	Red Electrica Corp. - ADR	279,500
43,000	SSE PLC - ADR	876,340
		3,623,035
	ELECTRICAL COMPONENETS & EQUIPMENT - 1.8%
76,000	Schneider Electric - ADR	1,051,840

	ELECTRONICS - 2.1%
26,000	Johnson Controls International PLC +	1,209,780

	ENERGY-ALTERNATE SOURCES - 3.1%
45,000	Pattern Energy Group, Inc. ^	1,012,050
60,000	Terraform Global, Inc.	246,600
15,500	Terraform Power, Inc.	215,605
30,000	TransAlta Renewables, Inc.	336,840
		1,811,095
	ENGINEERING & CONSTRUCTION - 0.6%
18,500	Vinci SA - ADR	353,442

	INSURANCE - 1.8%
56,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	1,051,465

	MACHINERY - CONSTRUCTION & MINING - 1.0%
26,500	ABB, Ltd. - ADR	596,515

	MISCELLANEOUS MANUFACTURING - 0.7%
6,500	Eaton Corp. PLC +	427,115

	PHARMACEUTICALS - 1.5%
13,800	AbbVie, Inc. ^	870,366

	PRIVATE EQUITY - 1.8%
79,000	Hercules Capital, Inc.	1,071,240

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value

	REAL ESTATE - 0.0%
37	RMR Group, Inc.	$ 1,404

	RETAIL - 1.2%
72,000	Kingfisher PLC - ADR	707,040

	SEMICONDUCTORS - 2.8%
7,100	Lam Research Corp. ^+	672,441
31,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	948,290
		1,620,731
	TELECOMMUNICATIONS - 0.6%
46,000	Telefonaktiebolaget LM Ericsson - ADR	331,660

	TRANSPORTATION - 0.5%
3,000	Norfolk Southern Corp. ^+	291,180

	TOTAL COMMON STOCK (Cost $21,134,503)	22,876,932

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.5%
58,500	Brandywine Realty Trust	913,770
5,850	Crown Castle International Corp.	551,129
33,000	Lexington Realty Trust	339,900
10,200	Liberty Property Trust	411,570
1,800	Ventas, Inc.	127,134
3,600	Welltower, Inc. ^+	269,172
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,333,236)	2,612,675

	MUTUAL FUNDS - 2.8%
	CLOSED-END FUNDS - 0.6%
13,450	BlackRock Taxable Municipal Bond Trust	322,397

	DEBT FUNDS - 2.2%
121,500	Stone Ridge Reinsurance Risk Premium Interval Fund	1,298,835

	TOTAL MUTUAL FUNDS (Cost $1,519,963)	1,621,232

	PREFERRED STOCK - 3.7%
	DEBT FUNDS - 1.3%
7,751	Bunge, Ltd., 4.88%	737,175

	BANKS - 0.4%
1,000	BB&T Corp., 5.63%, 5/1/2017	26,660
7,800	BB&T Corp., 5.85%, 5/1/2017	200,772
		227,432
	PRIVATE EQUITY - 1.5%
33,600	Hercules Capital, Inc., 6.25%, 7/30/2024	870,912

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.4%
4,250	Anally Capital Management, Inc., 7.63%, 5/16/2017	108,375
6,049	Digital Realty Trust, Inc., 7.38%, 3/26/2019 +	166,287
		274,662
	SEMICONDUCTORS - 0.1%
400	Federal Agricultural Mortgage Corp., 6.00%, 7/18/2024	10,920
600	Federal Agricultural Mortgage Corp., 6.88%, 4/17/2019	16,188
		27,108
	TOTAL PREFERRED STOCK (Cost $2,120,463)	2,137,289

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value

	LIMITED PARTNERSHIPS - 10.5%
	ELECTRIC - 3.9%
81,800	8Point3 Energy Partners LP	$ 1,177,920
35,000	Brookfield Renewable Partners LP	1,076,600
		2,254,520
	ENERGY - ALTERNATIVE SOURCES - 1.8%
38,000	NextEra Energy Partners LP ^+	1,062,860

	GAS - 0.6%
8,000	AmeriGas Partners LP	365,280

	PIPELINES - 4.2%
63,000	Columbia Pipeline Partners LP	1,016,820
32,000	Spectra Energy Partners LP ^+	1,398,080
		2,414,900
	TOTAL LIMITED PARTNERSHIPS (Cost $5,992,775)	6,097,560

Par Value
	BONDS - 10.4%
	ADVERTISING - 0.1%
$ 65,000	Lamar Media Corp., 5.88%, 2/1/2022	68,006

	AGRICULTURE - 0.2%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020	104,692

	APPAREL - 0.2%
150,000	Under Armour, Inc., 3.25%, 6/15/2026	151,319

	AUTO MANUFACTURERS - 0.2%
100,000	Tesla Motors, Inc., 0.25%, 3/1/2019	91,125

	BANKS - 0.9%
185,000	Bank of America Corp., 1.95%, 5/12/2018	186,098
70,000	BB&T Corp., 2.63%, 6/29/2020	72,318
65,000	First Horizon National Corp., 3.50%, 12/15/2020	66,406
175,000	Morgan Stanley, 2.20%, 12/7/2018	176,925
51,000	Synovus Financial Corp., 5.13%, 6/15/2017	51,893
		553,640
	BUILDING MATERIALS - 0.2%
85,000	Masco Corp., 5.95%, 3/15/2022	97,113

	COMPUTERS - 0.3%
175,000	Apple, Inc., 2.85%, 2/23/2023	184,382

	DISTIBUTION/WHOLESALE - 0.2%
90,000	LKQ Corp., 4.75%, 5/15/2023	92,925

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
55,000	CIT Group, Inc., 5.00%, 5/15/2017	56,100
100,000	E*Trade Financial Corp., 5.38%, 11/15/2022	106,624
55,000	Lazard Group LLC, 4.25%, 11/14/2020	59,026
175,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022	182,487
		404,237
	ELECTRIC - 0.5%
175,000	Georgia Power Co., 3.25%, 4/1/2026	186,203
100,000	NRG Yield, Inc., 3.50%, 2/1/2019 #	100,438
		286,641
	ELECTRONICS - 0.1%
50,000	Allegion US Holding Co., Inc., 5.75%, 10/1/2021	52,313

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Par Value		Value

	ENERGY - ALTERNATIVE SOURCES - 0.2%
$ 100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020	$ 101,125

	HEALTHCARE-SERVICES - 0.1%
85,000	DaVita, Inc., 5.75%, 8/15/2022	89,356

	HOME BUILDERS - 0.2%
85,000	Lennar Corp., 6.95%, 6/1/2018	91,269

	HOUSEHOLD PRODUCTS/WARES - 0.1%
80,000	Spectrum Brands, Inc., 6.63%, 11/15/2022	86,800

	INSURANCE - 0.6%
150,000	Aflac, Inc., 3.25%, 3/17/2025	157,047
175,000	Berkshire Hathaway, Inc., 3.13%, 3/15/2026	184,156
		341,203
	MISCELLANEOUS MANUFACTURING - 0.3%
150,000	Eaton Corp., 4.00%, 11/2/2032	161,141

	MUNICIPAL - 0.4%
25,000	City of Auburn NY, 2.63%, 3/1/2020	25,519
25,000	County of Ottawa MI, 7.00%, 5/1/2027	28,675
95,000	Detroit City School District, 6.25%, 5/1/2018	100,079
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,830
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,660
		206,763
	PACKAGING & CONTAINERS - 0.1%
80,000	Graphic Packaging International, Inc., 4.75%, 4/15/2021	85,800

	PIPELINES - 0.5%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 #	103,732
100,000	Spectra Energy Capital, LLC., 5.63%, 3/1/2020	108,107
50,000	Spectra Energy Capital, LLC., 8.00%, 10/1/2019	57,743
		269,582
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.7%
140,000	Boston Properties LP, 5.63%, 11/15/2020	159,146
100,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023	102,280
85,000	Crown Castle International Corp., 5.25%, 1/15/2023	96,568
55,000	DDR Corp., 7.88%, 9/1/2020	66,112
100,000	Digital Realty Trust LP, 5.25%, 3/15/2021	111,920
65,000	HCP, Inc., 2.63%, 2/1/2020	65,984
100,000	HCP, Inc., 4.00%, 12/1/2022	105,819
250,000	HCP, Inc., 4.00%, 6/1/2025	257,161
100,000	Healthcare Realty Trust, Inc., 5.75%, 1/15/2021	113,706
80,000	Highwoods Realty LP, 3.20%, 6/15/2021	82,621
75,000	Kimco Realty Corp., 6.88%, 10/1/2019	85,953
220,000	Lexington Realty Trust, 4.40%, 6/15/2024	225,162
165,000	Simon Property Group LP, 3.75%, 2/1/2024	178,718
125,000	SL Green Realty Corp., 4.50%, 12/1/2022	130,320
159,000	SL Green Realty Corp., 7.75%, 3/15/2020	185,238
140,000	Welltower, Inc., 4.50%, 1/15/2024	153,105
50,000	WP Carey, Inc., 4.60%, 4/1/2024	52,329
		2,172,142
	RETAIL - 0.6%
110,000	AutoZone, Inc., 4.00%, 11/15/2020	118,471
125,000	Lowe's Cos, Inc., 2.50%, 4/15/2026	164,036
90,000	Sally Holdings LLC, 5.75%, 6/1/2022	94,275
		376,782
	TOTAL BONDS (Cost $5,973,958)	6,068,356
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Par Value		Value

	ASSET BACKED SECURITIES - 9.0%
$ 75,000	CarMax Auto Owner Trust 2013-4, 1.95%, 9/16/2019	$ 75,568
27,378	FGLMC Collateral, 3.00, 5/1/2027	28,911
166,183	FGLMC Collateral, 3.00, 8/1/2043	173,018
145,218	FGLMC Collateral, 3.50%, 10/1/2026	153,563
207,407	FGLMC Collateral, 3.50%, 1/1/2030	219,470
162,130	FGLMC Collateral, 3.50% 10/1/2043	171,632
153,023	FGLMC Collateral, 3.50% 1/1/2044	161,961
177,463	FGLMC Collateral, 3.50% 11/1/2044	187,253
199,337	FGLMC Collateral, 3.50% 9/1/2046	210,402
159,389	FGLMC Collateral, 4.00%, 11/1/2044	171,080
172,101	FGLMC Collateral, 4.00%, 1/1/2045	184,670
199,133	FGLMC Collateral, 4.00%, 2/1/2045	213,677
174,028	FGLMC Collateral, 4.00%, 11/1/2045	186,738
144,206	FGLMC Collateral, 4.50%, 1/1/2040	159,126
87,472	FNMA Collateral, 2.50%, 3/1/2028	90,712
143,167	FNMA Collateral, 3.00%, 12/1/2026	150,493
81,359	FNMA Collateral, 3.00%, 3/1/2027	85,562
185,784	FNMA Collateral, 3.00%, 2/1/2031	195,278
180,552	FNMA Collateral, 3.00%, 12/1/2042	188,162
175,584	FNMA Collateral, 3.00%, 7/1/2043	182,951
88,196	FNMA Collateral, 3.00%, 9/1/2043	91,895
96,200	FNMA Collateral, 3.50%, 4/1/2042	101,863
84,524	FNMA Collateral, 3.50%, 9/1/2042	89,493
167,962	FNMA Collateral, 3.50%, 3/1/2045	177,237
117,970	FNMA Collateral, 4.00%, 2/1/2046	127,083
167,426	FNMA Collateral, 4.50%, 7/1/2040	183,753
196,735	FNMA Collateral, 4.50%, 9/1/2040	216,057
160,432	FNMA Collateral, 4.50%, 6/1/2044	175,868
140,687	GNMA2 Collateral, 3.00%, 9/20/2045	147,621
185,102	GNMA2 Collateral, 3.00%, 1/20/2046	194,224
172,852	GNMA2 Collateral, 3.50%, 11/20/2045	183,742
174,393	GNMA2 Collateral, 4.00%, 3/20/2045	187,007
80,280	GNMA2 Collateral, 4.00%, 8/20/2045	86,145
116,249	GNMA2 Collateral, 4.00%, 9/20/2045	124,635
	TOTAL ASSET BACKED SECURITIES (Cost $5,247,790)	5,276,850

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
$ 100,000	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047	103,115
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $103,000)	103,115

Shares
	SHORT-TERM INVESTMENTS - 20.1%
11,727,346	Federated Institutional Prime Obligations Fund, 0.38% **^ (Cost $11,727,346)	11,727,346

	TOTAL INVESTMENTS - 100.5% (Cost $56,153,034)(a)	$ 58,521,355
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $12,643)(a)	(17,575)
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $69,243)(a)	(35,025)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(235,961)
	TOTAL NET ASSETS - 100.0%	$ 58,232,794

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Contracts ~	SCHEDULE OF CALL OPTIONS WRITTEN - (0.0) % *	Value
20	Lam Research Corp.
	December 2016, Exercise Price $95.00	$ 9,600
10	Norfolk Southern Corp.
	January 2017, Exercise Price $95.00	5,200
15	Welltower, Inc.
	January 2017, Exercise Price $77.50	2,775
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $12,643)	$ 17,575

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.1) % *
10	Acuity Brands, Inc.
	February 2017, Exercise Price $230.00	7,100
20	Digital Realty Trust, Inc.
	January 2017, Exercise Price $85.00	3,100
20	Eaton Corp.
	January 2017, Exercise Price $55.00	1,300
30	Johnson Controls, Inc.
	January 2017, Exercise Price $40.00	2,175
20	Lam Research Corp.
	January 2017, Exercise Price $65.00	600
20	Macquarie Infrastructure Corp.
	January 2017, Exercise Price $65.000	2,500
10	Macquarie Infrastructure Corp.
	January 2017, Exercise Price $75.00	1,775
40	NextEra Energy Partners LP
	January 2017, Exercise Price $25.00	4,000
10	Norfolk Southern Corp.
	January 2017, Exercise Price $75.00	425
10	Snap-On, Inc.
	March 2017, Exercise Price $130.00	2,350
50	Spectra Energy Corp.
	January 2017, Exercise Price $26.00	375
10	Spectra Energy Partners LP
	December 2016, Exercise Price $40.00	650
15	Spectra Energy Partners LP
	Decemeber 2016, Exercise Price $45.00	3,975
25	Welltower, Inc.
	January 2017, Exercise Price $60.00	1,625
30	Welltower, Inc.
	January 2017, Exercise Price $65.00	3,075
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $69,243)	$ 35,025

ADR - American Depository Receipts
PLC - Public Limited Company
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2016.
# 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.35% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
^ All or a portion of the security is segregated as collateral for options written.
+ Subject to written options.
~ Each contract is equivalent to 100 shares of the underlying common stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including written options is $56,031,688 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,740,530
	Unrealized depreciation	(303,463)
	Net unrealized appreciation	$ 2,437,067

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 1,232,584,606	$ 7,766,592	$ -	$ 1,240,351,198
Preferred Stock	-	-	8,191,691	8,191,691
Warrants	-	10,122	-	10,122
Real Estate Investment Trust (REITs)	45,545,178	-	-	45,545,178
Short-Term Investments	108,170,556	-	-	108,170,556
Total	$ 1,386,300,340	$ 7,776,714	$ 8,191,691	$ 1,402,268,745

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 329,242,034	$ 853,531	$ -	$ 330,095,565
Preferred Stock	-	-	415,625	415,625
Short-Term Investments	20,147,680	-	-	20,147,680
Total	$ 349,389,714	$ 853,531	$ 415,625	$ 350,658,870

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$ 22,876,932	$ -	$ -	$ 22,876,932
Real Estate Investment Trust (REITs)	2,612,675	-	-	2,612,675
Mutual Funds	1,621,232	-	-	1,621,232
Preferred Stock	2,137,289	-	-	2,137,289
Limited Partnerships	6,097,560	-	-	6,097,560
Bonds	-	6,068,356	-	6,068,356
Asset Backed Securities	-	5,276,850	-	5,276,850
Commercial Mortgage Backed Securities	-	103,115	-	103,115
Short-Term Investments	11,727,346	-	-	11,727,346
Total	$ 47,073,034	$ 11,448,321	$ -	$ 58,521,355

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 14,800	$ 2,775	$ -	$ 17,575
Put Options Written	$ 4,400	$ 30,625	$ -	$ 35,025
Total	$ 19,200	$ 33,400	$ -	$ 52,600

* There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Eventide Gilead Fund
	Preferred Stock	Private Limited Partnerships	Total
Beginning Balance 6/30/2016	$ 8,562,158	$ 16,244,758	$ 24,806,916
Total realized gain (loss)	-	20,734,843	20,734,843
Appreciation (Depreciation)	(370,467)	(6,091,784)	(6,462,251)
Cost of Purchases	-	-	-
Proceeds from Sales	-	(30,887,817)	(30,887,817)
Net transfers in/out of level 3	-	-	-
Ending Balance 9/30/2016	$ 8,191,691	$ -	$ 8,191,691

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Private Limited Partnerships	Total
Beginning Balance 6/30/2016	$ 415,625	$ 4,061,189	$ 4,476,814
Total realized gain (loss)	-	5,183,711	5,183,711
Appreciation (Depreciation)	-	(1,522,946)	(1,522,946)
Cost of Purchases	-	-	-
Proceeds from Sales	-	(7,721,954)	(7,721,954)
Net transfers in/out of level 3	-	-	-
Ending Balance 9/30/2016	$ 415,625	$ -	$ 415,625

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended September 30, 2016, the Multi-Asset Income Fund's unrealized depreciation on written option contracts subject to equity price risk amounted to $52,600 and serve as an indicator of the volume of derivative activity for the Fund during the period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 11/21/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 11/21/2016